CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable	$ 402	$ 4,122
Short-term debt	15,257	16,630
Accrued expenses and other current liabilities	14,683	17,302
Amounts due to related parties	2,960	4,214
Advance from customers	1,863	1,677
Income tax payable	4,042	5,319
Lease liabilities - non-current	$ 26	$ 810
Ordinary shares, authorized	500,000,000	200,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued	64,112,855	59,150,341
Ordinary shares, outstanding	64,112,855	59,150,341
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized	6,000
Preferred shares, issued	3,000	0
Preferred shares, outstanding	3,000	0